Schedule of Company Nonvested Series A and B of Common Stock (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Number of Shares Beginning			64,823
Weighted Average Grant Date Fair Value Beginning			$ 5.74
Number of Shares Granted			254,824	71,558
Weighted Average Grant Date Fair Value Granted
Number of Shares Vested	(260,000)	(260,000)	(260,000)
Number of Shares Ending				64,823
Weighted Average Grant Date Fair Value Ending				$ 5.74
Next NRG Holding Corp [Member] | Series A and B Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of Shares Ending		4,500,000
Restricted Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of Shares Beginning		285,841	105,480	39,698
Weighted Average Grant Date Fair Value Beginning		$ 2.17	$ 0.56	$ 3.27
Number of Shares Granted			826,384	120,850
Weighted Average Grant Date Fair Value Granted			$ 2.31	$ 5.04
Number of Shares Vested			(261,745)	(50,693)
Weighted Average Grant Date Fair Value Vested			$ 2.69	$ 21.52
Number of Shares Cancelled/Forfeited			(384,278)	(4,375)
Weighted Average Grant Date Fair Value Cancelled/Forfeited			$ 2.21	$ 16.00
Number of Shares Ending	285,841	285,841	285,841	105,480	39,698
Weighted Average Grant Date Fair Value Ending	$ 2.17	$ 2.17	$ 2.17	$ 0.56	$ 3.27
Unrecognized stock compensation expense related to restricted stock	$ 324,134		$ 324,134
Weighted average period for recognition		1 year 3 months 14 days	1 year 3 months 7 days
Restricted Stock [Member] | Next NRG Holding Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of Shares Beginning
Weighted Average Grant Date Fair Value Beginning
Number of Shares Ending
Weighted Average Grant Date Fair Value Ending
Restricted Stock [Member] | Next NRG Holding Corp [Member] | Series A and B Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of Shares Granted		4,500,000
Weighted Average Grant Date Fair Value Granted		$ 2.03
Number of Shares Vested
Weighted Average Grant Date Fair Value Vested
Number of Shares Cancelled/Forfeited
Weighted Average Grant Date Fair Value Cancelled/Forfeited
Number of Shares Ending		4,500,000
Weighted Average Grant Date Fair Value Ending		$ 2.03
Unrecognized stock compensation expense related to restricted stock		$ 8,944,688
Weighted average period for recognition		3 years 11 months 1 day